Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	RACKSPACE TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39420
Entity Tax Identification Number	81-3369925
Entity Address, Address Line One	19122 US Highway 281N
Entity Address, Address Line Two	Suite 127
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	800
Local Phone Number	961-4454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001810019
Amendment Flag	false